CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Cash flows used in operating activities
Net loss and comprehensive loss for the year	$ (1,929,465)	$ (1,277,249)	$ (1,983,270)
Income loss from discontinued operations		0	48,918
Net loss and comprehensive loss for the year	(1,929,465)	(1,277,249)	(1,934,352)
Adjustments to reconcile net loss and comprehensive loss to net cash used in operating activities:
Stock based compensation	113,044	122,015	256,051
Depreciation and amortization	1,488	619	0
Inventory write-off	68,611	44,040	0
Common shares issued for interest	1,125	0
Research and development		0	73,040
MMJ Joint Venture		0	22,662
Common shares issued for services	207,660	79,500	127,300
Warrants issued for services	292,750	32,252	0
Change in working capital:
Accounts and other receivable	(7,710)	(6,201)	65,620
Inventory	(1,061)	(10,778)	(167,985)
Prepaid expenses and deposit	(17,817)	26,190	96,834
Accounts payable and accrued liabilities	(40,436)	56,937	(60,480)
Due to related parties	(238,681)	259,319	20,283
Unearned revenue	4,583	12,500	0
Net cash used in operating activities	(1,545,909)	(660,856)	(1,501,027)
Cash flows used in investing activities
Proceeds from sale of oil and gas property		0	721,806
Patent	(9,699)	(17,008)	(36,989)
Acquisition of equipment	0	(3,094)	0
Net cash used in investing activities	(9,699)	(20,102)	684,817
Cash flows from financing activities
Proceeds from (Payments of) loans/convertible debentures	(50,000)	95,000	(98,742)
Proceeds from issuance of equity	4,045,536	419,292	471,997
Net cash from financing activities	3,995,536	514,292	373,255
Change in cash	2,439,928	(166,666)	(442,955)
Cash, beginning of year	93,409	260,075	703,030
Cash, end of year	2,533,337	93,409	260,075
Supplemental information of cash flows:
Interest paid in cash	4,890	2,250	98,742
Income taxes paid in cash	0	0	0
Shares issued to convert convertible debt	45,000	0
Subscription funds receivable	0	93,500	0
Stock based compensation recognized from prepaid expense	19,076	38,150	$ 55,317
Shares issued for services in accounts payable and accrued liabilities	$ 17,000	$ 0